Note 18 - Other Receivable (Details Textual) - Line of Credit to Clear Com [Member]	Dec. 31, 2018 USD ($)	May 31, 2017 USD ($)	May 31, 2017 CAD ($)
Unfunded Line of Credit Commitment, Maximum		$ 769,900	$ 1,000,000
Receivables, Interest Rate		2.00%	2.00%
Allowance for Doubtful Accounts Receivable, Ending Balance	$ 0